Fair Value Of Financial Instruments (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Fair Value Of Financial Instruments [Abstract]
Commitments to extend credit	$ 119,377	$ 94,111